SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income per ordinary share (Details)	11 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Class A ordinary shares
Numerator:
Net loss | $	$ (335,384)
Denominator:
Weighted average shares outstanding, basic | shares	9,857,143
Weighted average shares outstanding, diluted | shares	9,857,143
Basic net loss per ordinary share | $ / shares	$ (0.03)
Diluted net loss per ordinary share | $ / shares	$ (0.03)
Class B ordinary shares
Numerator:
Net loss | $	$ (181,058)
Denominator:
Weighted average shares outstanding, basic | shares	5,321,429
Weighted average shares outstanding, diluted | shares	5,321,429
Basic net loss per ordinary share | $ / shares	$ (0.03)
Diluted net loss per ordinary share | $ / shares	$ (0.03)